Consolidated Statements of Operations and Other Comprehensive Income (USD $) In Thousands, except Per Share data	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Revenues:
Rental income	$ 30,028	$ 28,219
Tenant recoveries	14,030	12,671
Other property income	463	379
Fee income from unconsolidated joint ventures	1,163	632
Total revenues	45,684	41,901
Expenses:
Property operating expenses	10,266	10,116
Real estate tax expense	8,995	8,400
Depreciation and amortization	12,435	10,055
Provision for asset impairment		5,451
General and administrative expenses	3,722	3,229
Total expenses	35,418	37,251
Operating income	10,266	4,650
Other income	706	2,470
Loss from change in control of investment property	(1,400)
Gain on sale of joint venture interest	313	474
Interest expense	(10,957)	(7,791)
Loss before income tax benefit (expense) of taxable REIT subsidiary, equity in loss of unconsolidated joint ventures, discontinued operations and net income attributable to noncontrolling interest	(1,072)	(197)
Income tax benefit (expense) of taxable REIT subsidiary	(121)	34
Equity in loss of unconsolidated joint ventures	(359)	(2,576)
Loss from continuing operations	(1,552)	(2,739)
Income from discontinued operations	217	80
Net loss	(1,335)	(2,659)
Less: Net income attributable to the noncontrolling interest	(36)	(73)
Net loss available to common stockholders	(1,371)	(2,732)
Other comprehensive income:
Unrealized gain on investment securities	394	978
Reversal of unrealized gain to realized gain on investment securities	(383)	(830)
Unrealized gain on derivative instruments	937	61
Comprehensive income (loss)	$ (423)	$ (2,523)
Basic and diluted earnings available to common shares per weighted average common share:
Loss from continuing operations - basic (in dollars per share)	$ (0.02)	$ (0.03)
Net loss available to common stockholders per weighted average common share - basic (in dollars per share)	$ (0.02)	$ (0.03)
Loss from continuing operations - diluted (in dollars per share)	$ (0.02)	$ (0.03)
Net loss available to common stockholders per weighted average common share - diluted (in dollars per share)	$ (0.02)	$ (0.03)
Weighted average number of common shares outstanding - basic (in shares)	87,858	85,346
Weighted average number of common shares outstanding - diluted (in shares)	87,858	85,346